CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	$ 6,942,669	$ 1,162	$ (143,506)	$ 2,433,719
Comprehensive income (net of tax):
Net income	187,438					187,438
Currency translation adjustment	(32,040)				(32,040)
(Gain) / loss on cash flow hedge	9,084				9,084
Total comprehensive (loss) / income	164,482
Exercise of share options (in shares)		156,527
Exercise of share options	16,303	$ 10	16,293
Issue of restricted share units / performance share units (in shares)		32,192
Issue of restricted share units / performance share units	2	$ 2
Share based compensation expense	11,121		11,121
Share issuance costs	(4)		(4)
Ending balance (in shares) at Mar. 31, 2024		82,683,805
Ending balance at Mar. 31, 2024	9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income (net of tax):
Currency translation adjustment	28,670
(Gain) / loss on cash flow hedge	4,774
Total comprehensive (loss) / income	564,920
Ending balance (in shares) at Sep. 30, 2024		82,559,366
Ending balance at Sep. 30, 2024	9,774,499	$ 6,703	7,011,547	1,184	(110,062)	2,865,127
Beginning balance (in shares) at Dec. 31, 2023		82,495,086
Beginning balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income (net of tax):
Repurchase of ordinary shares (in shares)	(2,179,699)
Repurchase of ordinary shares	$ (500,000)
Ending balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Ending balance at Dec. 31, 2024	$ 9,522,999	$ 6,586	7,020,231	1,304	(229,929)	2,724,807
Beginning balance (in shares) at Mar. 31, 2024		82,683,805
Beginning balance at Mar. 31, 2024	9,432,647	$ 6,711	6,970,079	1,162	(166,462)	2,621,157
Comprehensive income (net of tax):
Net income	146,910					146,910
Currency translation adjustment	(8,985)				(8,985)
(Gain) / loss on cash flow hedge	(4,112)				(4,112)
Total comprehensive (loss) / income	133,813
Exercise of share options (in shares)		45,127
Exercise of share options	5,334	$ 3	5,331
Issue of restricted share units / performance share units (in shares)		87,668
Issue of restricted share units / performance share units	6	$ 6
Share based compensation expense	13,336		13,336
Share issuance costs	(10)		(10)
Ending balance (in shares) at Jun. 30, 2024		82,816,600
Ending balance at Jun. 30, 2024	9,585,126	$ 6,720	6,988,736	1,162	(179,559)	2,768,067
Comprehensive income (net of tax):
Net income	197,128					197,128
Currency translation adjustment	69,695				69,695
(Gain) / loss on cash flow hedge	(198)				(198)
Total comprehensive (loss) / income	266,625
Exercise of share options (in shares)		74,151
Exercise of share options	10,734	$ 5	10,729
Issue of restricted share units / performance share units (in shares)		5,685
Issue of restricted share units / performance share units	0
Share based compensation expense	12,085		12,085
Share issuance costs	(3)		(3)
Repurchase of ordinary shares (in shares)		(337,070)
Repurchase of ordinary shares	(100,000)	$ (22)		22		(100,000)
Share repurchase costs	(68)					(68)
Ending balance (in shares) at Sep. 30, 2024		82,559,366
Ending balance at Sep. 30, 2024	$ 9,774,499	$ 6,703	7,011,547	1,184	(110,062)	2,865,127
Beginning balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Beginning balance at Dec. 31, 2024	$ 9,522,999	$ 6,586	7,020,231	1,304	(229,929)	2,724,807
Comprehensive income (net of tax):
Net income	154,151					154,151
Currency translation adjustment	59,158				59,158
(Gain) / loss on cash flow hedge	(2,420)				(2,420)
Total comprehensive (loss) / income	210,889
Exercise of share options (in shares)		40,883
Exercise of share options	4,762	$ 3	4,759
Issue of restricted share units / performance share units (in shares)		27,046
Issue of restricted share units / performance share units	1	$ 1
Share based compensation expense	12,359		12,359
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,360,537)
Repurchase of ordinary shares	(250,000)	$ (85)		85		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Mar. 31, 2025		79,464,252
Ending balance at Mar. 31, 2025	$ 9,500,855	$ 6,505	7,037,344	1,389	(173,191)	2,628,808
Beginning balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Beginning balance at Dec. 31, 2024	$ 9,522,999	$ 6,586	7,020,231	1,304	(229,929)	2,724,807
Comprehensive income (net of tax):
Currency translation adjustment	145,405
(Gain) / loss on cash flow hedge	(2,420)
Total comprehensive (loss) / income	$ 482,463
Repurchase of ordinary shares (in shares)	(4,504,330)
Ending balance (in shares) at Sep. 30, 2025	76,359,932	76,359,932
Ending balance at Sep. 30, 2025	$ 9,334,846	$ 6,290	7,100,059	1,606	(86,944)	2,313,835
Beginning balance (in shares) at Mar. 31, 2025		79,464,252
Beginning balance at Mar. 31, 2025	9,500,855	$ 6,505	7,037,344	1,389	(173,191)	2,628,808
Comprehensive income (net of tax):
Net income	182,972					182,972
Currency translation adjustment	104,428				104,428
Total comprehensive (loss) / income	287,400
Exercise of share options (in shares)		17,901
Exercise of share options	1,734	$ 1	1,733
Issue of restricted share units / performance share units (in shares)		7,158
Issue of restricted share units / performance share units	1	$ 1
Share based compensation expense	15,251		15,251
Share issuance costs	(4)		(4)
Repurchase of ordinary shares (in shares)		(1,717,181)
Repurchase of ordinary shares	(250,000)	$ (117)		117		(250,000)
Share repurchase costs	(150)					(150)
Ending balance (in shares) at Jun. 30, 2025		77,772,130
Ending balance at Jun. 30, 2025	9,555,087	$ 6,390	7,054,324	1,506	(68,763)	2,561,630
Comprehensive income (net of tax):
Net income	2,355					2,355
Currency translation adjustment	(18,181)				(18,181)
(Gain) / loss on cash flow hedge	0
Total comprehensive (loss) / income	(15,826)
Exercise of share options (in shares)		7,110
Exercise of share options	821		821
Issue of restricted share units / performance share units (in shares)		7,304
Issue of restricted share units / performance share units	0
Share based compensation expense	44,919		44,919
Share issuance costs	(5)		(5)
Repurchase of ordinary shares (in shares)		(1,426,612)
Repurchase of ordinary shares	(250,000)	$ (100)		100		(250,000)
Share repurchase costs	$ (150)					(150)
Ending balance (in shares) at Sep. 30, 2025	76,359,932	76,359,932
Ending balance at Sep. 30, 2025	$ 9,334,846	$ 6,290	$ 7,100,059	$ 1,606	$ (86,944)	$ 2,313,835